FINANCIAL ASSETS AND LIABILITIES (Details 5) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non current borrowings	$ 1,224	$ 1,340
Current borrowings	224	273
Borrowing	1,448	1,613
Financial Borrowings [Member]
IfrsStatementLineItems [Line Items]
Non current borrowings		108
Current borrowings	67	51
Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Non current borrowings	1,224	1,232
Current borrowings	126	163
Bank Overdraft [Member]
IfrsStatementLineItems [Line Items]
Current borrowings	$ 31	$ 59